Related party transactions (Narrative) (Details) (USD $)	0 Months Ended					12 Months Ended						0 Months Ended			1 Months Ended	0 Months Ended			1 Months Ended
	Sep. 23, 2014	Jun. 24, 2014	Mar. 21, 2014	Mar. 17, 2014	Oct. 24, 2012	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012		Jul. 21, 2014	Dec. 13, 2013	Jun. 30, 2013	Oct. 31, 2012	May 17, 2013	Nov. 04, 2014	Oct. 18, 2013	May 31, 2013	Mar. 02, 2014	Mar. 01, 2014	Mar. 26, 2014
Related Party Transaction [Line Items]
Due to related parties						$ 346,500,000		$ 2,360,500,000
Vessel and rig operating expenses						425,000,000		375,200,000		296,100,000
Capital injection due to forgiveness of related party payables								40,500,000
Number of common units sold under IPO (in shares)	8,000,000	6,100,000	11,960,000	11,960,000	10,062,500
Sale of Common Units, Price Per Unit (in dollars per unit)				$ 30.60	$ 22.00
Period of indemnification						5 years
Period within which liability arises						3 years
Seadrill Operating LP
Related Party Transaction [Line Items]
Percentage of ownership interest in limited liability company (LLC)					30.00%							58.00%	30.00%
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest Purchased												28.00%
Payments to Acquire Additional Interest in Subsidiaries												372,800,000
Seadrill Capricorn Holdings LLC
Related Party Transaction [Line Items]
Percentage of ownership interest in limited liability company (LLC)					51.00%								51.00%
Seadrill
Related Party Transaction [Line Items]
Amounts of transaction						158,100,000		122,500,000		166,100,000
Management fee percentage						5.00%
Initial term of Management and administrative service agreement						5 years
Termination notice period						90 days
Service fee percentage						5.00%
Vessel and rig operating expenses						25,800,000	[1]	4,900,000	[1]	0	[1]
Seadrill | Seadrill Operating LP
Related Party Transaction [Line Items]
Capital injection due to forgiveness of related party payables														20,000,000
Seadrill | Seadrill Capricorn Holdings LLC
Related Party Transaction [Line Items]
Capital injection due to forgiveness of related party payables														20,500,000
West Polaris
Related Party Transaction [Line Items]
Expenses from transactions with related party						0	[2]	5,500,000	[2]	18,300,000	[2]
Other revenues from transactions with related party						0	[3]	5,800,000	[3]	19,100,000	[3]
US $100 Discount Note
Related Party Transaction [Line Items]
Balloon payment to be paid			103,700,000
Revolving Credit Facility | Credit facility $300 | Seadrill
Related Party Transaction [Line Items]
Maximum borrowing capacity						100,000,000									300,000,000						100,000,000
Maturity of debt															5 years
Interest rate added to LIBOR						5.00%									5.00%
Commitment fee percentage						2.00%									2.00%
Proceeds from revolving credit facility						0
Repayments of revolving credit facility						125,900,000
Due to related parties						0		125,900,000												100,000,000
Vendor Financing Loan | Seadrill
Related Party Transaction [Line Items]
Due to related parties						109,500,000	[4]	109,500,000	[4]
Vendor Financing Loan | $109.5 facility | Seadrill
Related Party Transaction [Line Items]
Interest rate added to LIBOR																5.00%
Due to related parties																109,500,000			109,500,000
Variable rate basis on debt issuance																LIBOR
Debt face amount																			109,500,000.0
Discount Notes | Seadrill
Related Party Transaction [Line Items]
Due to related parties						0	[5]	299,900,000	[5]
Discount Notes | $109.5 facility
Related Party Transaction [Line Items]
Due to related parties						109,500,000		109,500,000
Discount Notes | $229.9 discount note
Related Party Transaction [Line Items]
Due to related parties						0		229,900,000
Discount Notes | $229.9 discount note | Seadrill
Related Party Transaction [Line Items]
Due to related parties						229,900,000
Debt face amount						229,900,000.0							229,900,000
Balloon payment to be paid						238,500,000
Discount Notes | $229.9 discount note | Seadrill | Seadrill Capricorn Holdings LLC
Related Party Transaction [Line Items]
Due to related parties													229,900,000
Debt face amount													229,900,000
Balloon payment to be paid						238,500,000
Discount Notes | $70.0 discount note
Related Party Transaction [Line Items]
Due to related parties						0		70,000,000
Discount Notes | $70.0 discount note | Seadrill
Related Party Transaction [Line Items]
Due to related parties						70,000,000							70,000,000
Debt face amount						70,000,000.0							70,000,000
Balloon payment to be paid						72,600,000
Discount Notes | US $100 Discount Note | Seadrill
Related Party Transaction [Line Items]
Due to related parties																						103,700,000
Debt face amount			100,000,000.0
Balloon payment to be paid			103,700,000																			100,000,000
Stock Issued to Seadrill Limited
Related Party Transaction [Line Items]
Number of common units sold under IPO (in shares)			1,633,987	1,633,987
Sale of Common Units, Price Per Unit (in dollars per unit)				$ 30.60
West Vela
Related Party Transaction [Line Items]
Mobilization payable, noncurrent																	61,700,000
Contingent consideration, current																	13,800,000
Mobilization payable, current																	12,000,000
Contingent consideration, noncurrent																	49,500,000
Business acquisition, percentage of voting interests acquired																	100.00%
West Vela | Stock Issued to Public
Related Party Transaction [Line Items]
Common units issued as consideration																	8,000,000
Tender Rig T15
Related Party Transaction [Line Items]
Business acquisition, percentage of voting interests acquired																100.00%
Tender Rig T15 | Seadrill | Seadrill Partners Operating LLC
Related Party Transaction [Line Items]
Business acquisition, percentage of voting interests acquired																100.00%
Tender Rig T16
Related Party Transaction [Line Items]
Business acquisition, percentage of voting interests acquired																		100.00%
Tender Rig T16 | Seadrill
Related Party Transaction [Line Items]
Common units issued as consideration																		3,310,622
Tender Rig T16 | Seadrill | Seadrill Partners Operating LLC
Related Party Transaction [Line Items]
Business acquisition, percentage of voting interests acquired																		100.00%
West Sirius and West Leo
Related Party Transaction [Line Items]
Common units issued as consideration													12,880,000
West Sirius and West Leo | Stock Issued to Public
Related Party Transaction [Line Items]
Common units issued as consideration													11,200,000
West Sirius and West Leo | Stock Issued to Seadrill Limited
Related Party Transaction [Line Items]
Common units issued as consideration													3,394,916
West Sirius and West Leo | Stock Issued to Underwriters
Related Party Transaction [Line Items]
Common units issued as consideration													1,680,000
Minimum | Seadrill
Related Party Transaction [Line Items]
Deductible On Environmental and Other Indemnifications Claims						500,000
Maximum | $440 facility | Seadrill
Related Party Transaction [Line Items]
Deductible On Environmental and Other Indemnifications Claims						10,000,000
London Interbank Offered Rate (LIBOR) | Revolving Credit Facility | Credit facility $300 | Seadrill
Related Party Transaction [Line Items]
Interest rate added to LIBOR						5.00%
Variable rate basis on debt issuance						LIBOR
London Interbank Offered Rate (LIBOR) | Revolving Credit Facility | $109.5 facility | Seadrill
Related Party Transaction [Line Items]
Variable rate basis on debt issuance																			LIBOR
London Interbank Offered Rate (LIBOR) | Unsecured Debt | Seadrill
Related Party Transaction [Line Items]
Interest rate added to LIBOR						4.00%
Variable rate basis on debt issuance						LIBOR
London Interbank Offered Rate (LIBOR) | Vendor Financing Loan | $109.5 facility | Seadrill
Related Party Transaction [Line Items]
Interest rate added to LIBOR																			5.00%
Interest Rate Swap
Related Party Transaction [Line Items]
Derivative, Gain on Derivative								49,900,000
Derivative, Loss on Derivative						41,600,000				32,900,000
Seadrill Limited | Interest Rate Swap | Seadrill
Related Party Transaction [Line Items]
Due from Related Parties						$ 690,100,000
Seadrill Limited | Interest Rate Swap | Minimum | Seadrill
Related Party Transaction [Line Items]
Due From Related Parties, Fixed Interest Rate						1.10%
Seadrill Limited | Interest Rate Swap | Maximum | Seadrill
Related Party Transaction [Line Items]
Due From Related Parties, Fixed Interest Rate						1.93%

[1]	Bareboat charters – In connection with the transfer of the West Aquarius operations to Canada, the West Aquarius drilling contract was assigned to Seadrill Canada Ltd., a wholly owned subsidiary of OPCO, necessitating certain changes to the related party contractual arrangements relating to the West Aquarius. Seadrill China Operations Ltd, the owner of the West Aquarius and a wholly-owned subsidiary of OPCO, had previously entered into a bareboat charter arrangement with Seadrill Offshore AS, a wholly-owned subsidiary of Seadrill, providing Seadrill Offshore AS with the right to use the West Aquarius. In October 2012, this bareboat charter arrangement was replaced with a new bareboat charter between Seadrill China Operations Ltd and Seadrill Offshore AS, and at the same time, Seadrill Offshore AS entered into a bareboat charter arrangement providing Seadrill Canada Ltd. with the right to use the West Aquarius in order to perform its obligations under the drilling contract described above. For year ended December 31, 2014 the net effect to OPCO of the bareboat charters was net income of $25.8 million (2013: net income of $(4.9) million).
[2]	Trading balances – Receivables and payables with Seadrill and its subsidiaries are comprised primarily of unpaid management fees, advisory and administrative services, as well as, accrued interest. In addition, certain receivables and payables arise when the Company pays an invoice on behalf of a related party and vice versa. Receivables and payables are generally settled quarterly in arrears. Trading balances to Seadrill and its subsidiaries are unsecured, generally bear interest at a rate equal to LIBOR plus approximately 4% per annum, and are intended to be settled in the ordinary course of business
[3]	Other revenues and expenses - During the year ended December 31, 2014 the Company earned no other revenues. During the year ended December 31, 2013 the Company earned other revenues within the Company's Nigerian service company of $5.8 million, relating to certain services, including the provision of onshore and offshore personnel, which the Company provided to Seadrill’s West Polaris drilling rig that was operating in Nigeria during that period. Related operating expenses in the year ended December 31, 2014 were nil (2013: $5.5 million).
[4]	$109.5 million Vendor financing loan - On May 17, 2013, the Company borrowed from Seadrill $109.5 million as vendor financing to fund the acquisition of the T-15. The loan bears interest at a rate of LIBOR plus a margin of 5% and matures in May 2016.
[5]	Discount loan notes:•$229.9 million discount note - On December 13, 2013, as part of the acquisition of the West Sirius, Seadrill Capricorn Holdings issued a zero coupon discount note from Seadrill for $229.9 million. The note was repayable in June 2015 and upon maturity, the Company was due to pay $238.5 million to Seadrill. This note was repaid in full in February 2014 with proceeds from the Senior Secured Credit Facilities.•$70.0 million discount note - On December 13, 2013, as part of the acquisition of the West Sirius, the Company issued a zero coupon discount note from Seadrill for $70.0 million. The note was repayable in June 2015 and upon maturity, the Company was due to pay $72.6 million to Seadrill.This note was repaid in full in February 2014 with proceeds from the Senior Secured Credit Facilities.•$100.0 million discount note - On March 21, 2014, as part of the acquisition of the West Auriga, Seadrill Capricorn Holdings issued a zero coupon discount note to Seadrill in an initial amount of $100.0 million. The note was repayable in September 2015 and upon maturity, the Company was due to pay $103.7 million to Seadrill. This note was repaid in June 2014 with proceeds from the Senior Secured Credit Facilities.